Consolidated statement of changes in shareholders' equity (USD $) In Thousands, except Share data	Total USD ($)	Common Class A USD ($)	Common Class B	Additional Paid-In Capital USD ($)	Accumulated Deficit USD ($)
Beginning balance at Dec. 31, 2009	$ 29,973	$ 1		$ 60,368	$ (30,396)
Beginning balance (in shares) at Dec. 31, 2009		16,136,299	2,153,293
Issuance of common stock and other equity changes related to compensation (in shares)		21,040
Issuance of common stock and other equity changes related to compensation	358			358
Net loss (income)	1,239				1,239
Ending balance at Dec. 31, 2010	31,570	1		60,726	(29,157)
Ending balance (in shares) at Dec. 31, 2010		16,157,339	2,153,293
Issuance of common stock and other equity changes related to compensation (in shares)		29,408
Issuance of common stock and other equity changes related to compensation	533			533
Issuance of common stock and stock options related to an acquisition (in shares)		8,700,000
Issuance of common stock and stock options related to an acquisition	21,673	2		21,671
Repurchase of common stock, Shares		(379,400)
Repurchase of common stock	(1,070)			(1,070)
Conversion of Class B common stock to Class A common stock (in shares)		2,153,293	(2,153,293)
Net loss (income)	(1,900)				(1,900)
Ending balance at Dec. 31, 2011	50,806	3		81,860	(31,057)
Ending balance (in shares) at Dec. 31, 2011		26,660,640
Issuance of common stock and other equity changes related to compensation (in shares)		33,056
Issuance of common stock and other equity changes related to compensation	325			325
Net loss (income)	(47,206)				(47,206)
Ending balance at Dec. 31, 2012	$ 3,925	$ 3		$ 82,185	$ (78,263)
Ending balance (in shares) at Dec. 31, 2012		26,693,696